Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt [Abstract]
Debt
Details of the Company’s credit facilities are discussed in Note 7 of the Company’s annual financial statements for the year ended December 31, 2021 and changes in the six months ended June 30, 2022 are discussed below.

Bank / Vessel(s)
	December 31, 2021	June 30, 2022
Total long term debt:
2nd ABN Facility (M/T Eco West Coast)	34,955	33,725
2nd Alpha Bank Facility (M/T Eco Malibu)	36,500	35,000
2nd CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	-	106,652
Cargill Facility (M/T Eco Marina Del Ray)	27,195	26,211
2nd AVIC Facility (M/T Eco Oceano Ca)	-	46,844
Total long term debt	98,650	248,432
Less: Deferred finance fees	(1,282)	(3,974)
Total long term debt net of deferred finance fees	97,368	244,458

Presented:
Current portion of long term debt	7,205	14,949
Long term debt	90,163	229,509

Debt related to Vessels held for sale:
1st AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	54,665	-
Less: Deferred finance fees	(1,463)	-
Debt related to Vessels held for sale net of deferred finance fees	53,202	-

Total Debt net of deferred finance fees	150,570	244,458